The 2023 ETF Series Trust
234 West Florida Street, Suite 203
Milwaukee, WI 53204

November 5, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	The 2023 ETF Series Trust (the “Trust”)
File Nos. 333-272579, 811-23883

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Brandes U.S. Small-Mid Cap Value ETF, Brandes U.S. Value ETF and Brandes International ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information, each dated November 1, 2025, that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A, which was filed with the Commission via EDGAR on October 27, 2025.

If you have any questions or require further information, please contact Jonathan R. Massey at (262) 226-4032 or jmassey@tidalfg.com.

Sincerely,

/s/ Jonathan R. Massey

Jonathan R. Massey
SVP of Legal Services
Tidal Investments LLC